Equity-settled share-based payments - Summery of Fair Value of Options Granted, Calculated Using Binomial or Monte Carlo Model and Inputs Into the Model (Details)	12 Months Ended
	Dec. 31, 2022 yr £ / shares	Dec. 31, 2022 yr $ / shares	Dec. 31, 2021 yr £ / shares	Dec. 31, 2020 yr £ / shares
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Weighted average share price | (per share)	£ 537.4	$ 19.5	£ 586	£ 461
Weight average hurdle price | £ / shares				90.0
Weighted average exercise price (pence) | (per share)	£ 673.8	$ 24.4	£ 520.0	£ 352.0
Option life (years) | yr	8.9	8.9	10.0	10.0
Expected volatility	56.00%	56.00%	74.00%	74.00%
Bottom Of Range [Member]
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Expected volatility	56.00%	56.00%	65.00%	70.00%
Risk free rate	1.16%	1.16%	0.28%	0.19%
Top of Range
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Expected volatility	74.00%	74.00%	70.00%	72.00%
Risk free rate	3.57%	3.57%	1.04%	0.44%